Accrued Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Voyage and vessel	$ 36,665	$ 41,729
Obligation related to EU ETS - Current liability	6,588	0
Corporate accruals	1,654	1,200
Interest	548	1,177
Payroll and benefits (note 14c)	30,213	27,562
Accrued liabilities	75,668	71,668
Unrecognized Tax Benefits	41,404	47,813	$ 42,046	$ 45,603
Long-term operating lease liabilities (note 10)	28,716	40,432
Liability, Defined Benefit Pension Plan, Noncurrent	5,091	6,594
Other Sundry Liabilities, Current	1,467	796
Other long-term liabilities (notes 8, 16 and 18)	56,660	63,967
Supplier Finance Program [Line Items]
EU ETS Expense	6,700
Long-term operating lease liabilities (note 10)	28,716	40,432
Obligation related to EU ETS - Current liability	6,588	0
Office Building
Payables and Accruals [Abstract]
Long-term operating lease liabilities (note 10)	8,698	8,764
Supplier Finance Program [Line Items]
Long-term operating lease liabilities (note 10)	8,698	$ 8,764
Accrued Liabilities
Payables and Accruals [Abstract]
Obligation related to EU ETS - Current liability	6,600
Supplier Finance Program [Line Items]
Obligation related to EU ETS - Current liability	$ 6,600